FLEXSHARES® TRUST

FlexShares® US Quality Low Volatility Index Fund (QLV)
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (QLVD)
FlexShares® Emerging Markets Quality Low Volatility Index Fund (QLVE)
FlexShares® Morningstar US Market Factor Tilt Index Fund (TILT)
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (TLTD)
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (TLTE)
FlexShares® US Quality Large Cap Index Fund (QLC)
FlexShares® STOXX® US ESG Select Index Fund (ESG)
FlexShares® STOXX® Global ESG Select Index Fund (ESGG)
FlexShares® ESG & Climate US Large Cap Core Index Fund (FEUS)
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (FEDM)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund (GUNR)
FlexShares® STOXX® Global Broad Infrastructure Index Fund (NFRA)
FlexShares® Global Quality Real Estate Index Fund (GQRE)
FlexShares® Quality Dividend Index Fund (QDF)
FlexShares® Quality Dividend Defensive Index Fund (QDEF)
FlexShares® International Quality Dividend Index Fund (IQDF)
FlexShares® International Quality Dividend Dynamic Index Fund (IQDY)
FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund (TDTT)
FlexShares® iBoxx® 5-Year Target Duration TIPS Index Fund (TDTF)
FlexShares® Disciplined Duration MBS Index Fund (MBSD)
FlexShares® Credit-Scored US Corporate Bond Index Fund (SKOR)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund (LKOR)
FlexShares® High Yield Value-Scored Bond Index Fund (HYGV)
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (FEIG)

SUPPLEMENT DATED AUGUST 7, 2026 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2026, AS AMENDED AND/OR SUPPLEMENTED
Fund Name Changes
The Board of Trustees of FlexShares Trust (the “Trust”) has approved the renaming of the above-named series of the Trust (“Funds”) as described in the chart below. The Funds’ name changes will be effective August 17, 2026. The Funds’ investment objectives, principal investment strategies, and policies will remain unchanged.

Current Fund Name	New Fund Name
FlexShares® US Quality Low Volatility Index Fund	Northern Trust US Quality Low Volatility ETF
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	Northern Trust Developed Markets ex-US Quality Low Volatility ETF

FlexShares® Emerging Markets Quality Low Volatility Index Fund	Northern Trust Emerging Markets Quality Low Volatility ETF
FlexShares® Morningstar US Market Factor Tilt Index Fund	Northern Trust Morningstar US Market Factor Tilt ETF
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	Northern Trust Morningstar Developed Markets ex-US Factor Tilt ETF
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Northern Trust Morningstar Emerging Markets Factor Tilt ETF
FlexShares® US Quality Large Cap Index Fund	Northern Trust US Quality Large Cap ETF
FlexShares® STOXX® US ESG Select Index Fund	Northern Trust STOXX® US ESG Select ETF
FlexShares® STOXX® Global ESG Select Index Fund	Northern Trust STOXX® Global ESG Select ETF
FlexShares® ESG & Climate US Large Cap Core Index Fund	Northern Trust ESG & Climate US Large Cap Core ETF
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	Northern Trust ESG & Climate Developed Markets ex-US Core ETF
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	Northern Trust Morningstar Global Upstream Natural Resources ETF
FlexShares® STOXX® Global Broad Infrastructure Index Fund	Northern Trust STOXX® Global Broad Infrastructure ETF
FlexShares® Global Quality Real Estate Index Fund	Northern Trust Global Quality Real Estate ETF
FlexShares® Quality Dividend Index Fund	Northern Trust Quality Dividend ETF
FlexShares® Quality Dividend Defensive Index Fund	Northern Trust Quality Dividend Defensive ETF
FlexShares® International Quality Dividend Index Fund	Northern Trust International Quality Dividend ETF
FlexShares® International Quality Dividend Dynamic Index Fund	Northern Trust International Quality Dividend Dynamic ETF
FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund	Northern Trust iBoxx® 3-Year Target Duration TIPS ETF
FlexShares® iBoxx® 5-Year Target Duration TIPS Index Fund	Northern Trust iBoxx® 5-Year Target Duration TIPS ETF

FlexShares® Disciplined Duration MBS Index Fund	Northern Trust Disciplined Duration MBS ETF
FlexShares® Credit-Scored US Corporate Bond Index Fund	Northern Trust Credit-Scored US Corporate Bond ETF
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	Northern Trust Credit-Scored US Long Corporate Bond ETF
FlexShares® High Yield Value-Scored Bond Index Fund	Northern Trust High Yield Value-Scored Bond ETF
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	Northern Trust ESG & Climate Investment Grade Corporate Core ETF

Please retain this supplement for future reference.

FLEXSHARES® TRUST

FlexShares® Ultra-Short Income Fund (RAVI)
FlexShares® Core Select Bond Fund (BNDC)

SUPPLEMENT DATED AUGUST 7, 2026 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2026, AS AMENDED AND/OR SUPPLEMENTED
Fund Name Changes
The Board of Trustees of FlexShares Trust (the “Trust”) has approved the renaming of the above-named series of the Trust (“Funds”) as described in the chart below. The Funds’ name changes will be effective August 17, 2026. The Funds’ investment objectives, principal investment strategies, and policies will remain unchanged.

Current Fund Name	New Fund Name
FlexShares® Ultra-Short Income Fund	Northern Trust Ultra-Short Fixed Income ETF
FlexShares® Core Select Bond Fund	Northern Trust Core Bond ETF

Please retain this supplement for future reference.